CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 374	$ 786
Financial assets	192	241
Accounts receivable and other	838	504
Inventory	108	101
Current assets	1,512	1,632
Property, plant and equipment	9,937	8,656
Intangible assets	9,894	4,465
Investments in associates and joint ventures	5,572	4,727
Investment properties	192	154
Goodwill	1,301	502
Financial assets	730	900
Other assets	273	165
Deferred income tax asset	66	74
Total assets	29,477	21,275
Liabilities
Accounts payable and other	864	712
Corporate borrowings	99	295
Non-recourse borrowings	364	279
Financial liabilities	237	229
Current liabilities	1,564	1,515
Corporate borrowings	2,002	707
Non-recourse borrowings	7,699	7,045
Financial liabilities	1,076	152
Other liabilities	793	580
Deferred income tax liability	2,849	1,612
Preferred shares	20	20
Total liabilities	16,003	11,631
Partnership capital
Limited partners	4,967	4,611
General partner	25	27
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	2,012	1,860
Interest of others in operating subsidiaries	5,875	2,771
Preferred unitholders	595	375
Total partnership capital	13,474	9,644
Total liabilities and partnership capital	$ 29,477	$ 21,275